Commitments and Contigencies	12 Months Ended
Dec. 31, 2016
Commitment and Contigencies [Abstract]
COMMITMENTS AND CONTINGENCIES
NOTE 16: COMMITMENTS AND CONTINGENCIES
On November 18, 2014, Navios Acquisition entered into backstop agreements with Navios Midstream. In accordance with the terms of the backstop agreements, Navios Acquisition has provided backstop commitments for a two-year period as of the redelivery of each of the Nave Celeste, the Shinyo Ocean and the Shinyo Kannika from their original charters, at a net rate of $35, $38.4 and $38, respectively. Navios Midstream has currently entered into new charter contracts for the above vessels with third parties upon their redelivery in first quarter of 2017. Those contracts provide for index linked charter rates or pool earnings as the case may be. Backstop commitments will be triggered if the actual rates achieved are below the backstop rates.
The Company is involved in various disputes and arbitration proceedings arising in the ordinary course of business. Provisions have been recognized in the financial statements for all such proceedings where the Company believes that a liability may be probable, and for which the amounts are reasonably estimable, based upon facts known at the date of the financial statements were prepared. In the opinion of the management, the ultimate disposition of these matters individually and in aggregate will not materially affect the Company's financial position, results of operations or liquidity.
Legal Proceedings
On April 1, 2016, Navios Holdings was named as a defendant in a putative shareholder derivative lawsuit brought by two alleged shareholders of Navios Acquisition purportedly on behalf of nominal defendant, Navios Acquisition, in the United States District Court for the Southern District of New York, captioned Metropolitan Capital Advisors International Ltd., et al. v. Navios Maritime Holdings, Inc. et al., No. 1:16-cv-02437. The lawsuit challenged the March 9, 2016 loan agreement between Navios Holdings and Navios Acquisition pursuant to which Navios Acquisition agreed to provide a $50,000 credit facility (the “Revolver”) to Navios Holdings.
On April 14, 2016, Navios Holdings and Navios Acquisition announced that the Revolver had been cancelled, and that no borrowings had been made under the Revolver. In June 2016, the parties reached an agreement resolving the plaintiffs' application for attorneys' fees and expenses which was approved by an order of the Court. The litigation was dismissed upon notice of the order being provided to Navios Acquisition's shareholders via the inclusion of the order as an attachment to a Navios Acquisition Form 6-K and the payment of $775 by Navios Acquisition in satisfaction of the plaintiffs' request for attorneys' fees and expenses. A copy of the order was provided as an exhibit to Navios Acquisition's Form 6-K filed with the Securities and Exchange Commission on June 9, 2016.